Other Disclosures - Remuneration to Executive Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholdings By Board Of Directors And Executive Management [Line items]
Share-Based Compensation Expenses	$ 1.0	$ 1.0	$ 0.0
Total	47.0	39.0	25.0
Total
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	6.7	6.1	5.3
Defined Contribution Plans	0.4	0.3	0.3
Other Benefits	3.5	3.1	0.0
Annual Cash Bonus	4.5	4.0	3.6
Share-Based Compensation Expenses	27.9	21.3	13.6
Total	43.0	34.8	22.8
Jan van de Winkel
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	1.5	1.4	1.3
Defined Contribution Plans	0.3	0.2	0.2
Other Benefits	0.0	0.0	0.0
Annual Cash Bonus	1.5	1.3	1.3
Share-Based Compensation Expenses	7.4	5.0	3.5
Total	10.7	7.9	6.3
Anthony Pagano
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.7	0.7	0.6
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	0.0	0.0	0.0
Annual Cash Bonus	0.4	0.4	0.4
Share-Based Compensation Expenses	3.6	2.4	1.8
Total	4.7	3.5	2.8
Anthony Mancini
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.0	0.4	0.7
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	0.0	2.4	0.0
Annual Cash Bonus	0.0	0.4	0.4
Share-Based Compensation Expenses	0.6	4.2	2.0
Total	0.6	7.4	3.1
Judith Klimovsky
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.8	0.8	0.7
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	0.0	0.0	0.0
Annual Cash Bonus	0.5	0.4	0.4
Share-Based Compensation Expenses	4.1	2.8	2.0
Total	5.4	4.0	3.1
Tahamtan Ahmadi
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.8	0.7	0.7
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	0.0	0.0	0.0
Annual Cash Bonus	0.5	0.4	0.4
Share-Based Compensation Expenses	3.9	2.6	1.8
Total	5.2	3.7	2.9
Birgitte Stephensen
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.3	0.4	0.4
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	1.7	0.0	0.0
Annual Cash Bonus	0.0	0.2	0.2
Share-Based Compensation Expenses	2.3	1.2	0.8
Total	4.3	1.8	1.4
Christopher Cozic
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.5	0.5	0.5
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	0.0	0.0	0.0
Annual Cash Bonus	0.3	0.3	0.3
Share-Based Compensation Expenses	2.6	1.6	1.1
Total	3.4	2.4	1.9
Martine van Vugt
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.5	0.4	0.4
Defined Contribution Plans	0.1	0.1	0.1
Other Benefits	0.0	0.0	0.0
Annual Cash Bonus	0.3	0.2	0.2
Share-Based Compensation Expenses	1.5	0.8	0.6
Total	2.4	1.5	1.3
Brad Bailey
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.6	0.6	0.0
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	0.2	0.1	0.0
Annual Cash Bonus	0.4	0.3	0.0
Share-Based Compensation Expenses	0.9	0.6	0.0
Total	2.1	1.6	0.0
Rayne Waller
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.7	0.2	0.0
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	0.7	0.6	0.0
Annual Cash Bonus	0.4	0.1	0.0
Share-Based Compensation Expenses	0.9	0.1	0.0
Total	2.7	1.0	0.0
Greg Mueller
Shareholdings By Board Of Directors And Executive Management [Line items]
Base Salary	0.3	0.0	0.0
Defined Contribution Plans	0.0	0.0	0.0
Other Benefits	0.9	0.0	0.0
Annual Cash Bonus	0.2	0.0	0.0
Share-Based Compensation Expenses	0.1	0.0	0.0
Total	$ 1.5	$ 0.0	$ 0.0